SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 22,586,275	$ 16,626,358
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	249,701	141,224
Other receivables	2,775,092
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	413,689	782,142
Other receivables	$ 19,147,793	$ 15,702,992